UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07831
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FMI Funds, Inc.
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(Exact name of Registrant as specified in charter)

100 East Wisconsin Avenue, Suite 2200
Milwaukee, Wisconsin  53202
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(Address of principal executive offices) (Zip code)

  John S. Brandser
Fiduciary Management, Inc.
100 East Wisconsin Avenue, Suite 2200
Milwaukee, WI  53202
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(Name and address of agent for service)

414-226-4555
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Registrant's telephone number, including area code

Date of fiscal year end: September 30
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Date of reporting period: June 30, 2018
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Item 1. Schedules of Investments.

FMI Large Cap Fund
SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Shares		Value
COMMON STOCKS - 91.2% (a)

COMMERCIAL SERVICES SECTOR - 2.8%
	Advertising/Marketing Services - 2.8%
2,295,000	Omnicom Group Inc.	$175,039,650

COMMUNICATIONS SECTOR - 2.5%
	Specialty Telecommunications - 2.5%
8,262,000	CenturyLink Inc.	154,003,680

CONSUMER DURABLES SECTOR - 2.9%
	Tools & Hardware - 2.9%
1,355,000	Stanley Black & Decker Inc.	179,957,550

CONSUMER NON-DURABLES SECTOR - 8.6%
	Beverages: Non-Alcoholic - 2.7%
1,530,000	PepsiCo Inc.	166,571,100

	Food: Major Diversified - 3.0%
2,350,000	Nestle S.A. - SP-ADR	181,960,500

	Household/Personal Care - 2.9%
3,240,000	Unilever PLC - SP-ADR	179,107,200

CONSUMER SERVICES SECTOR - 8.0%
	Movies/Entertainment - 4.2%
5,251,000	Twenty-First Century Fox Inc. - Cl B	258,716,770

	Other Consumer Services - 3.8%
6,440,000	eBay Inc. *	233,514,400

ELECTRONIC TECHNOLOGY SECTOR - 1.9%
	Electronic Components - 1.9%
1,310,000	TE Connectivity Ltd.	117,978,600

FINANCE SECTOR - 14.8%
	Major Banks - 7.1%
3,605,000	Bank of New York Mellon Corp.	194,417,650
2,323,000	JPMorgan Chase & Co.	242,056,600
		436,474,250
	Multi-Line Insurance - 4.8%
1,580,000	Berkshire Hathaway Inc. - Cl B *	294,907,000

	Property/Casualty Insurance - 2.9%
3,070,000	Progressive Corp.	181,590,500

HEALTH SERVICES SECTOR - 10.2%
	Health Industry Services - 3.5%
1,990,000	Quest Diagnostics Inc.	218,780,600

	Managed Health Care - 6.7%
725,000	Aetna Inc.	133,037,500
1,140,000	UnitedHealth Group Inc.	279,687,600
		412,725,100
HEALTH TECHNOLOGY SECTOR - 2.5%
	Medical Specialties - 2.5%
4,109,500	Smith & Nephew PLC - SP-ADR	154,229,535

INDUSTRIAL SERVICES SECTOR - 3.1%
	Oilfield Services/Equipment - 3.1%
2,865,000	Schlumberger Ltd.	192,040,950

PROCESS INDUSTRIES SECTOR - 3.3%
	Chemicals: Agricultural - 3.3%
3,796,800	Nutrien Ltd.	206,469,984

PRODUCER MANUFACTURING SECTOR - 8.5%
	Building Products - 2.0%
3,285,000	Masco Corp.	122,924,700

	Industrial Conglomerates - 4.3%
1,850,000	Honeywell International Inc.	266,492,500

	Trucks/Construction/Farm Machinery - 2.2%
2,140,000	PACCAR Inc.	132,594,400

RETAIL TRADE SECTOR - 10.1%
	Apparel/Footwear Retail - 5.4%
3,475,000	The TJX Companies Inc.	330,750,500

	Discount Stores - 4.7%
2,958,000	Dollar General Corp.	291,658,800

TECHNOLOGY SERVICES SECTOR - 9.1%
	Information Technology Services - 6.6%
1,360,000	Accenture PLC	222,482,400
3,089,000	Cerner Corp. *	184,691,310
		407,173,710
	Packaged Software - 2.5%
3,514,000	Oracle Corp.	154,826,840

TRANSPORTATION SECTOR - 2.9%
	Air Freight/Couriers - 2.9%
2,425,000	Expeditors International of Washington Inc.	177,267,500
	Total common stocks (cost $3,799,821,776)	5,627,756,319

Principal Amount
SHORT-TERM INVESTMENTS - 9.1% (a)

	Bank Deposit Account - 5.0%
$309,630,281	U.S. Bank N.A., 1.85% ^	309,630,281
	Total deposit account (cost $309,630,281)

	U.S. Treasury Securities - 4.1%
50,000,000	U.S. Treasury Bills, 1.555%, due 07/19/18 ^	49,958,975
50,000,000	U.S. Treasury Bills, 1.756%, due 08/23/18 ^	49,868,285
150,000,000	U.S. Treasury Bills, 1.830%, due 09/13/18 ^	149,428,167
	Total U.S. treasury securities (cost $249,239,555)	249,255,427
	Total short-term investments (cost $558,869,836)	558,885,708
	Total investments - 100.3% (cost $4,358,691,612)	6,186,642,027

	Other assets, less liabilities - (0.3%) (a)	(19,078,589)
	TOTAL NET ASSETS - 100.0%	$6,167,563,438

*	Non-income producing security.
^	The rate shown is as of June 30, 2018.
(a)	Percentages for the various classifications relate to total net assets.
PLC	-Public Limited Company
SP-ADR	-Sponsored American Depositary Receipt

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of June 30, 2018, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Assets:
Level 1 – Common Stocks	$5,627,756,319
Level 2 – Short-Term Bank Deposit Account	309,630,281
Level 2 – Short-Term U.S. Treasury Securities	249,255,427
Total Level 2	558,885,708
Level 3 –	---
Total Assets	6,186,642,027
Total	$6,186,642,027

It is the Fund’s policy to recognize transfers between levels at the end of the reporting period. There were no transfers between levels during the period ended June 30, 2018.

See the Schedule of Investments for investments detailed by industry classifications.

FMI International Fund
SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS - 85.0% (a)

COMMON STOCKS - 77.5% (a)

COMMERCIAL SERVICES SECTOR - 9.9%
	Advertising/Marketing Services - 2.1%
9,400,000	WPP PLC (Jersey) (b)	$147,688,723

	Miscellaneous Commercial Services - 5.4%
3,600,000	Bureau Veritas S.A. (France) (b)	95,966,223
1,074,000	DKSH Holding AG (Switzerland) (b)	75,506,117
2,878,000	Secom Co. Ltd. (Japan) (b)	220,696,206
		392,168,546
	Personnel Services - 2.4%
2,911,000	Adecco Group AG (Switzerland) (b)	171,790,041

COMMUNICATIONS SECTOR - 2.3%
	Wireless Telecommunications - 2.3%
2,864,000	Millicom International Cellular S.A. (Luxembourg) (b)	168,323,394

CONSUMER DURABLES SECTOR - 3.4%
	Electronics/Appliances - 1.8%
5,723,000	Electrolux AB - Series B (Sweden) (b)	129,875,568

	Motor Vehicles - 1.6%
8,628,000	Isuzu Motors Ltd. (Japan) (b)	114,382,894

CONSUMER NON-DURABLES SECTOR - 7.4%
	Food: Major Diversified - 2.0%
1,835,000	Nestle' S.A. (Switzerland) (b)	142,214,058

	Household/Personal Care - 5.4%
2,200,000	Henkel AG & Co. KGaA (Germany) (b)	244,270,511
2,600,000	Unilever PLC (Britain) (b)	143,625,037
		387,895,548
CONSUMER SERVICES SECTOR - 13.9%
	Broadcasting - 1.6%
6,152,000	Grupo Televisa S.A.B. - SP-ADR (Mexico)	116,580,400

	Cable/Satellite TV - 2.0%
3,900,000	Liberty Latin America Ltd. CL C (Bermuda) *	75,582,000
3,410,000	Shaw Communications Inc. (Canada)	69,463,203
		145,045,203
	Movies/Entertainment - 4.1%
30,000,000	Merlin Entertainments PLC (Britain) (b)	152,960,606
5,800,000	Vivendi S.A. (France) (b)	141,885,044
		294,845,650
	Restaurants - 6.2%
7,650,000	Compass Group PLC (Britain) (b)	163,064,416
5,400,000	Whitbread PLC (Britain) (b)	281,487,956
		444,552,372
DISTRIBUTION SERVICES SECTOR - 6.4%
	Wholesale Distributors - 6.4%
4,026,315	Ferguson PLC (Jersey) (b)	325,759,990
7,025,000	Travis Perkins PLC (Britain) (b)	131,639,064
		457,399,054
ELECTRONIC TECHNOLOGY SECTOR - 3.9%
	Aerospace & Defense - 2.4%
1,400,000	Safran S.A. (France) (b)	169,547,063

	Electronic Components - 1.5%
1,180,000	TE Connectivity Ltd. (Switzerland)	106,270,800

FINANCE SECTOR - 3.8%
	Property/Casualty Insurance - 3.8%
487,000	Fairfax Financial Holdings Ltd. (Canada)	272,888,921

HEALTH TECHNOLOGY SECTOR - 2.2%
	Medical Specialties - 2.2%
8,600,000	Smith & Nephew PLC (Britain) (b)	158,414,515

INDUSTRIAL SERVICES SECTOR - 3.0%
	Oilfield Services/Equipment - 3.0%
3,225,000	Schlumberger Ltd. (Curacao)	216,171,750

PROCESS INDUSTRIES SECTOR - 3.6%
	Chemicals: Agricultural - 3.6%
4,793,000	Nutrien Ltd. (Canada)	260,643,340

PRODUCER MANUFACTURING SECTOR - 8.5%
	Industrial Conglomerates - 8.5%
13,060,000	CK Hutchison Holdings Ltd. (Cayman Islands) (b)	138,253,459
4,890,000	Jardine Strategic Holdings Ltd. (Bermuda) (b)	178,135,194
13,225,000	Smiths Group PLC (Britain) (b)	295,412,486
		611,801,139
RETAIL TRADE SECTOR - 1.6%
	Specialty Stores - 1.6%
905,000	Dufry AG (Switzerland) (b)	115,100,542

TECHNOLOGY SERVICES SECTOR - 3.7%
	Information Technology Services - 3.7%
1,640,000	Accenture PLC (Ireland)	268,287,600

TRANSPORTATION SECTOR - 3.9%
	Air Freight/Couriers - 1.4%
1,365,000	Expeditors International of Washington Inc. (United States)	99,781,500

	Other Transportation - 2.5%
38,413,000	Bolloré (France) (b)	178,387,925
	Total common stocks (cost $5,026,640,848)	5,570,056,546

PREFERRED STOCKS - 7.5% (a)

CONSUMER DURABLES SECTOR - 1.4%
	Motor Vehicles - 1.4%
1,210,000	Hyundai Motor Co. (South Korea) (b)	98,487,390

CONSUMER NON-DURABLES SECTOR - 2.8%
	Household/Personal Care - 2.8%
671,000	Amorepacific Corp. (South Korea) (b)	93,225,155
171,000	LG Household & Health Care Ltd. (South Korea) (b)	112,037,563
		205,262,718
ELECTRONIC TECHNOLOGY SECTOR - 3.3%
	Telecommunications Equipment - 3.3%
6,950,000	Samsung Electronics Co. Ltd. (South Korea) (b)	234,693,866
	Total preferred stocks (cost $402,040,432)	538,443,974
	Total long-term investments (cost $5,428,681,280)	6,108,500,520

Principal Amount
SHORT-TERM INVESTMENTS - 10.8% (a)

	Bank Deposit Account - 5.3%
$381,977,873	U.S. Bank N.A., 1.85% ^	381,977,873
	Total bank deposit account (cost $381,977,873)

	U.S. Treasury Securities - 5.5%
250,000,000	U.S. Treasury Bills, 1.756%, due 08/23/18 ^	249,341,423
150,000,000	U.S. Treasury Bills, 1.830%, due 09/13/18 ^	149,428,167
	Total U.S. treasury securities (cost $398,740,028)	398,769,590
	Total short-term investments (cost $780,717,901)	780,747,463
	Total investments - 95.8% (cost $6,209,399,181)	6,889,247,983

	Other assets, less liabilities - 4.2% (a)	301,396,638
	TOTAL NET ASSETS - 100.0%	$7,190,644,621

*	Non-income producing security.
^	The rate shown is as of June 30, 2018.
(a)	Percentages for the various classifications relate to total net assets.
(b)
Security does not trade during New York Stock Exchange hours and has been valued in accordance with the Fund's pricing procedures and has been classified as level 2.  As of June 30, 2018 the aggregate value of these securities was $4,622,831,006.

PLC	Public Limited Company
SP-ADR	Sponsored American Depositary Receipt

FMI International Fund
SCHEDULE OF FORWARD CURRENCY CONTRACTS
June 30, 2018 (Unaudited)

				U.S. $ Value on			U.S. $ Value on
				June 30, 2018			June 30, 2018
Settlement		Currency to		of Currency to	Currency to		of Currency to	Unrealized
Date	Counterparty	be Delivered		be Delivered	be Received		be Received	Appreciation
7/27/18	Bank of New York Mellon	1,100,000,000	British Pound	$1,453,626,583	1,570,096,000	U.S. Dollar	$1,570,096,000	$116,469,417

7/27/18	State Street Bank & Trust Co.	150,000,000	British Pound	198,221,807	199,857,000	U.S. Dollar	199,857,000	1,635,193

7/27/18	Bank of New York Mellon	375,000,000	Canadian Dollar	285,390,252	299,214,860	U.S. Dollar	299,214,860	13,824,608

7/27/18	JP Morgan Chase	670,000,000	Euro	784,065,111	836,842,060	U.S. Dollar	836,842,060	52,776,949

7/27/18	Goldman Sachs & Co.	34,000,000,000	Japanese Yen	307,683,761	320,252,585	U.S. Dollar	320,252,585	12,568,824

7/27/18	State Street Bank & Trust Co.	1,000,000,000	Mexican Peso	50,124,909	53,890,925	U.S. Dollar	53,890,925	3,766,016

7/27/18	State Street Bank & Trust Co.	590,000,000,000	South Korea Won	529,758,407	554,396,647	U.S. Dollar	554,396,647	24,638,240

7/27/18	Goldman Sachs & Co.	1,400,000,000	Swedish Krona	156,639,630	169,786,493	U.S. Dollar	169,786,493	13,146,863

7/27/18	JP Morgan Chase	490,000,000	Swiss Franc	496,006,968	516,343,157	U.S. Dollar	516,343,157	20,336,189
				$4,261,517,428			$4,520,679,727	$259,162,299

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of June 30, 2018, based on the inputs used to value them:

		Other
		Financial
Valuation Inputs	Investments in Securities	Instruments^
Assets:
Level 1 – Common Stocks	$1,485,669,514	$ ---
Level 2 – Common Stocks	4,084,387,032	---
Level 2 – Preferred Stocks	538,443,974	---
Level 2 – Short-Term Bank Deposit Account	381,977,873	---
Level 2 – Short-Term U.S. Treasury Securities	398,769,590	---
Level 2 – Forward Currency Contracts	---	259,162,299
Total Level 2	5,403,578,469	259,162,299
Level 3 –	---	---
Total Assets	6,889,247,983	259,162,299
Liabilities:
Level 2 – Forward Currency Contracts	---	---
Total	$6,889,247,983	$259,162,299

^Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument.

It is the Fund’s policy to recognize transfers between levels at the end of the reporting period. There were no transfers between levels during the period ended June 30, 2018.

See the Schedule of Investments for investments detailed by industry classifications.

Over the counter derivatives such as forward currency contracts may be valued using quantitative models. These models may use pricing curves based on market inputs including current exchange rates or indices. These curves are combined with volatility factors to value the overall positions. The market inputs are generally significant and can be corroborated with observable market data and therefore are classified in level 2.

The Fund may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency rates on its foreign portfolio holdings or to hedge certain purchase and sale commitments denominated in foreign currencies. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. These contracts are valued daily and the asset or liability therein represents unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. On a quarterly average, there were ten forward currency contracts outstanding during the nine month period ending June 30 2018. These contracts are not subject to master netting agreements. For Non-Deliverable Forward Currency Contracts (“Contract”) the International Fund posts collateral, in the form of cash or cash equivalents to a segregated account at the custodian when the Contract is in an unrealized loss position. When the Contract is in an unrealized gain position, the counterparty posts collateral to a segregated account at the custodian.

These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized on the Schedule of Forward Currency Contracts. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

FMI Common Stock Fund
SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Shares		Value
COMMON STOCKS - 79.8% (a)

COMMERCIAL SERVICES SECTOR - 15.2%
	Advertising/Marketing Services - 3.5%
1,550,000	Interpublic Group of Cos. Inc.	$36,332,000

	Financial Publishing/Services - 1.5%
78,000	FactSet Research Systems Inc.	15,451,800

	Miscellaneous Commercial Services - 6.0%
194,000	Broadridge Financial Solutions Inc.	22,329,400
1,375,000	Genpact Ltd.	39,778,750
		62,108,150
	Personnel Services - 4.2%
236,000	ManpowerGroup Inc.	20,310,160
355,000	Robert Half International Inc.	23,110,500
		43,420,660
CONSUMER SERVICES SECTOR - 5.7%
	Cable/Satellite TV - 1.6%
23,000	Cable One Inc.	16,865,670

	Other Consumer Services - 4.1%
73,000	Graham Holdings Co.	42,785,300

DISTRIBUTION SERVICES SECTOR - 7.5%
	Electronics Distributors - 4.4%
260,000	Arrow Electronics Inc. *	19,572,800
280,000	ePlus Inc. *	26,348,000
		45,920,800
	Wholesale Distributors - 3.1%
348,000	Anixter International Inc. *	22,028,400
117,000	MSC Industrial Direct Co. Inc.	9,927,450
		31,955,850
ELECTRONIC TECHNOLOGY SECTOR - 2.2%
	Telecommunications Equipment - 2.2%
355,000	ViaSat Inc. *	23,330,600

FINANCE SECTOR - 19.8%
	Finance/Rental/Leasing - 6.5%
438,000	FirstCash Inc.	39,354,300
400,000	Ryder System Inc.	28,744,000
		68,098,300
	Property/Casualty Insurance - 7.3%
304,750	Argo Group International Holdings Ltd.	17,721,213
365,000	W.R. Berkley Corp.	26,429,650
35,000	White Mountains Insurance Group Ltd.	31,731,350
		75,882,213
	Real Estate Development - 4.5%
157,000	The Howard Hughes Corp. *	20,802,500
1,220,000	Kennedy-Wilson Holdings Inc.	25,803,000
		46,605,500
	Regional Banks - 1.5%
293,000	Zions Bancorporation	15,438,170

HEALTH SERVICES SECTOR - 1.6%
	Medical/Nursing Services - 1.6%
390,000	MEDNAX Inc. *	16,879,200

PROCESS INDUSTRIES SECTOR - 2.5%
	Containers/Packaging - 2.5%
250,000	Avery Dennison Corp.	25,525,000

PRODUCER MANUFACTURING SECTOR - 17.2%
	Building Products - 3.6%
600,000	Armstrong World Industries Inc. *	37,920,000

	Industrial Machinery - 4.0%
140,000	EnPro Industries Inc.	9,793,000
414,000	Woodward Inc.	31,820,040
		41,613,040
	Metal Fabrication - 1.5%
102,000	Valmont Industries Inc.	15,376,500

	Miscellaneous Manufacturing - 6.5%
365,000	Carlisle Cos. Inc.	39,533,150
965,000	TriMas Corp. *	28,371,000
		67,904,150
	Trucks/Construction/Farm Machinery - 1.6%
485,000	Trinity Industries Inc.	16,616,100

RETAIL TRADE SECTOR - 2.6%
	Specialty Stores - 2.6%
587,000	Penske Automotive Group Inc.	27,500,950

TECHNOLOGY SERVICES SECTOR - 5.5%
	Information Technology Services - 2.6%
2,260,000	Allscripts Healthcare Solutions Inc. *	27,120,000

	Internet Software/Services - 1.7%
615,000	Cars.com Inc. *	17,459,850

	Packaged Software - 1.2%
920,000	TiVo Corp.	12,374,000
	Total common stocks (cost $594,548,593)	830,483,803

Principal Amount
SHORT-TERM INVESTMENTS - 20.3% (a)

	Bank Deposit Account - 5.9%
$61,703,516	U.S. Bank N.A., 1.85% ^	61,703,516
	Total bank deposit account (cost $61,703,516)

	U.S. Treasury Securities - 14.4%
25,000,000	U.S. Treasury Bills, 1.555%, due 07/19/18 ^	24,979,488
25,000,000	U.S. Treasury Bills, 1.731%, due 08/09/18 ^	24,951,906
25,000,000	U.S. Treasury Bills, 1.756%, due 08/23/18 ^	24,934,142
50,000,000	U.S. Treasury Bills, 1.830%, due 09/13/18 ^	49,809,389
25,000,000	U.S. Treasury Bills, 1.843%, due 09/27/18 ^	24,886,114
	Total U.S. treasury securities (cost $149,552,830)	149,561,039
	Total short-term investments (cost $211,256,346)	211,264,555
	Total investments - 100.1% (cost $805,804,939)	1,041,748,358

	Other assets, less liabilities - (0.1%) (a)	(636,357)
	TOTAL NET ASSETS - 100.0%	$1,041,112,001

*	Non-income producing security.
^	The rate shown is as of June 30, 2018.
(a)	Percentages for the various classifications relate to total net assets.

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of June 30, 2018, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Assets:
Level 1 – Common Stocks	$830,483,803
Level 2 – Short-Term Bank Deposit Account	61,703,516
Level 2 – Short-Term U.S. Treasury Securities	149,561,039
Total Level 2	211,264,555
Level 3 –	---
Total Assets	1,041,748,358
Total	$1,041,748,358

It is the Fund’s policy to recognize transfers between levels at the end of the reporting period.  There were no transfers between levels during the period ended June 30, 2018.

See the Schedule of Investments for investments detailed by industry classifications.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's third fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act(17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)   FMI Funds, Inc.
                             ----------------------

     By (Signature and Title)    /s/John S. Brandser
John S. Brandser, President/Principal Executive Officer

     Date     July 19, 2018

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

     By (Signature and Title)     /s/John S. Brandser
John S. Brandser, President/Principal Executive Officer

     Date     July 19, 2018

     By (Signature and Title)     /s/John S. Brandser
John S. Brandser, Treasurer/Principal Financial Officer

     Date     July 19, 2018